PURCHASE LIABILITY (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 16, 2017	Dec. 31, 2022	Dec. 31, 2023
Dividends Payable [Line Items]
Earnout Liabilities		$ 7,679,984
Dividend Declared [Member]
Dividends Payable [Line Items]
Purchase liability	$ 300,000	$ 300,000	$ 0
Purchase price	$ 50,000